Note 22 - Subsequent Events (Details Textual)			1 Months Ended
	Jul. 15, 2021 USD ($)	Jul. 01, 2021 $ / shares	Jul. 31, 2021 USD ($)	Jul. 28, 2021	Jun. 30, 2021
Dead Weight Tonnage of Vessels					172,022
Subsequent Event [Member] | Atlantic Merida, Atlantic Progress, Darya Lakshmi, Ming Yuan, Bulk Uruguay, Bulk Curacao, MS Charm and Great Resource [Member]
Dead Weight Tonnage of Vessels			356,989
Subsequent Event [Member] | Sauvan, Seabird, Eracle, Peace, Pride, Acuity, Manzanillo and Alliance [Member]
Dead Weight Tonnage of Vessels			418,014
Subsequent Event [Member] | Dawn, Interlink Verity, Bernis and Discovery [Member]
Dead Weight Tonnage of Vessels			172,339
Subsequent Event [Member] | Aeolian [Member]
Dead Weight Tonnage of Vessels			83,478
Subsequent Event [Member] | ZIM Shanghai and ZIM New York [Member]
Twenty-foot Equivalent Units Measured on Vessel				9,984
Subsequent Event [Member] | Third Hunting License Loan Facility to Purchase Bulk Vessels [Member]
Debt Instrument, Face Amount			$ 150,000,000
Subsequent Event [Member] | Loans Payable [Member] | First Loan Agreement to Finance Eight Bulk Vessels in July 2021 [Member]
Debt Instrument, Face Amount			$ 81,500,000
Debt Instrument, Term (Year)			5 years
Subsequent Event [Member] | Loans Payable [Member] | Second Loan Agreement to Finance Eight Bulk Vessels in July 2021 [Member]
Debt Instrument, Face Amount			$ 62,500,000
Debt Instrument, Term (Year)			5 years
Subsequent Event [Member] | Loans Payable [Member] | Hunting License Loan Facility to Purchase Bulk Vessels [Member]
Debt Instrument, Face Amount			$ 120,000,000
Subsequent Event [Member] | Loans Payable [Member] | Hunting License Loan Facility to Purchase Bulk Vessels [Member] | Minimum [Member]
Debt Instrument, Term (Year)			5 years
Subsequent Event [Member] | Loans Payable [Member] | Hunting License Loan Facility to Purchase Bulk Vessels [Member] | Maximum [Member]
Debt Instrument, Term (Year)			6 years
Subsequent Event [Member] | Loans Payable [Member] | Second Hunting License Loan Facility to Purchase Bulk Vessels [Member]
Debt Instrument, Face Amount			$ 125,000
Debt Instrument, Term (Year)			5 years
Subsequent Event [Member] | Revolving Credit Facility [Member]
Debt Instrument, Face Amount	$ 24,500,000
Debt Instrument, Term (Year)	1 year
Subsequent Event [Member] | Series E Preferred Stock [Member]
Dividends Payable, Date Declared		Jul. 01, 2021
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares		$ 0.554688
Dividends Payable, Date to be Paid		Jul. 15, 2021
Dividends Payable, Date of Record		Jul. 14, 2021
Subsequent Event [Member] | Series B Preferred Stock [Member]
Dividends Payable, Date Declared		Jul. 01, 2021
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares		$ 0.476563
Dividends Payable, Date to be Paid		Jul. 15, 2021
Dividends Payable, Date of Record		Jul. 14, 2021
Subsequent Event [Member] | Series D Preferred Stock [Member]
Dividends Payable, Date Declared		Jul. 01, 2021
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares		$ 0.546875
Dividends Payable, Date to be Paid		Jul. 15, 2021
Dividends Payable, Date of Record		Jul. 14, 2021
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividends Payable, Date Declared		Jul. 01, 2021
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares		$ 0.531250
Dividends Payable, Date to be Paid		Jul. 15, 2021
Dividends Payable, Date of Record		Jul. 14, 2021
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Date Declared		Jul. 01, 2021
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares		$ 0.115
Dividends Payable, Date to be Paid		Aug. 05, 2021
Dividends Payable, Date of Record		Jul. 20, 2021